[STATUE OF LIBERTY IMAGE]

                        LIBERTY INCOME BOND FUND, CLASS A
                              STEIN ROE INCOME FUND

                                  ANNUAL REPORT
                                  JUNE 30, 2001

Contents

--------------------------------------------------------------------------------

Fund Performance............................................................  1
   How the Liberty Income Bond Fund, Class A has done over time

Portfolio Manager's Report..................................................  2

Portfolio of Investments....................................................  4
   A complete list of investments with market values

Financial Statements........................................................  9
   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements............................................... 15

Financial Highlights........................................................ 18
   Selected per-share data

Report of Ernst & Young LLP,
   Independent Auditors..................................................... 20



                Must be preceded or accompanied by a prospectus.

Fund Performance

--------------------------------------------------------------------------------

To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual return percentage or the growth of a hypothetical $10,000 investment. Below we compare Liberty Income Bond Fund, Class A with its benchmark, the Lehman Brothers Intermediate Credit Bond Index.

The performance figures include changes in the fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when it sells fixed-income securities that have grown in value).


                         AVERAGE ANNUAL TOTAL RETURN (%)
                           PERIOD ENDED JUNE 30, 2001
--------------------------------------------------------------------------------------------------
                                                            1-Year         5-Year        10-Year
                                                           ---------------------------------------
LIBERTY INCOME BOND FUND, CLASS A WITHOUT SALES CHARGE       11.86           7.18           8.27
LIBERTY INCOME BOND FUND, CLASS A WITH SALES CHARGE           6.50           6.15           7.74
Lehman Brothers Intermediate Credit Bond Index               11.93           7.23           7.97


GROWTH of a $10,000 Investment for the 10 years ended June 30, 2001

[LINE CHART]

Liberty Income Bond Fund, Class A

              Fund without        Fund with       Lehman Brothers Intermediate
              sales charge       sales charge     Credit Bond Index

6/30/1991          10000            9525              10000
6/30/1992          11505            10958.5           11441
6/30/1993          13166.3          12540.9           12843.7
6/30/1994          13050.5          12430.6           12771.7
6/30/1995          14690.9          13993.1           14418
6/30/1996          15503.3          14766.9           15187.9
6/30/1997          17066            16255.4           16422.7
6/30/1998          18526.9          17646.9           17909
6/30/1999          18606.6          17722.8           18550.1
6/30/1900          19475.5          18550.4           19238.3
6/30/1901          22136            21077             21528


Liberty Income Bond Fund, Class A is a class of Stein Roe Income Fund (the fund), a series of Liberty-Stein Roe Income Trust. The fund also offers class S shares. Performance highlights for class S shares are presented in a separate report.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Total return figures do not include sales charges or contingent deferred sales charges (CDSC). Historical performance for the period prior to 7/31/2000 is based on the performance of the class S shares, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to fee waivers and assuming reinvestment of dividends and capital gains. This graph compares the performance of the Liberty Income Bond Fund, Class A to the Lehman Brothers Intermediate Credit Bond Index, an unmanaged group of investment-grade bonds not associated with any Liberty fund. Unlike mutual funds, it is not possible to invest directly in an index.

PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

COMMENTARY FROM STEVE LOCKMAN, PORTFOLIO MANAGER OF LIBERTY INCOME BOND FUND, CLASS A AND SR&F INCOME PORTFOLIO

For the 12 months ended June 30, 2001, Liberty Income Bond Fund, Class A generated a total return of 11.86% without a sales charge. The fund narrowly underperformed its benchmark, the Lehman Brothers Intermediate Credit Bond Index, which posted a total return of 11.93% for the same period.

         We believe that the fund stayed on par with the index partially because we were able to avoid many declining credits. These issues, known in the industry as "fallen angels," are those that fall from a BBB or higher rating to below investment grade.

FIXED INCOME MARKET PERFORMANCE IS MIXED

High quality bonds performed well during the reporting period. The Fed reversed its monetary policy in response to the slowing economy, and most bonds did well in an environment of falling interest rates. As the yield curve steepened, bonds with short to intermediate maturities benefited most. In fact, during the period, 5-year bonds were the top performers with yields declining almost 125 basis points, in comparison with 10-year bond yields declining 62 basis points and those with 30-year maturities declining only 14 basis points. Within the short-to-intermediate maturity range, those issues with slightly lower ratings, A and BBB, performed especially well.

         It was a turbulent year, however, for low-rated, high yield bonds. This was due, in part, to the slowing economy (the high yield market is generally tied more closely to the stock market than other fixed income markets). In addition, the telecommunications industry, which makes up approximately one-third of the high yield market, was caught in a capital crunch; unable to raise the money needed to continue its build-out. Poor performance in the high yield sector was also caused by a high default rate. Defaults reached the highest level since 1991.

MANAGEMENT DECISIONS BENEFIT FUND

Yield curve placement and credit and industry selection were critical factors in the fund's success during the reporting period. We increased the fund's exposure to issues with maturities ranging from 10 to 20 years. This enabled the fund to benefit from the Fed's policy of aggressive easing because as the yield curve steepened short- to intermediate-term bonds were the top performers.

--------------------------------------------------------------------------------
                                    FUND DATA

   FUND OBJECTIVE:

   Seeks its total return by investing for a high level of current income and, to a lesser extent, capital appreciation. The fund invests all of its assets in SR&F Income Portfolio as part of a master fund-feeder fund structure. The portfolio invests primarily in medium- or higher-quality debt securities and, to a lesser extent, lower-quality securities, which may involve greater credit and other risks.

   artwork: compass rose
--------------------------------------------------------------------------------

         Attractive yield spreads versus higher quality bonds prompted us to increase our exposure to A and BBB rated issues. As the spreads narrowed for these securities, they turned in higher relative total returns.

         We decreased our holdings in Treasury securities during the period due to a higher than average spread in corporate bonds. And we also decreased our holdings in high yield bonds because of the negative high yield environment.

         While the duration of the fund at the end of the reporting period, 5.6 years, is identical to the duration at the beginning of the period, there were changes made throughout the year in response to market conditions. Duration is a measurement of a fund's sensitivity to changes in interest rates. We lowered the duration slightly during the first half of the reporting period while the Fed tightened. Then, we increased the duration in January when the Fed reversed its monetary policy. This focus on greater interest rate sensitivity during a period of declining rates enhanced the fund's total return.

CREDIT AND INDUSTRY SELECTION WILL BE CRUCIAL TO FUND'S FUTURE SUCCESS

Should the economy show positive improvement, and the Fed cease its lowering of rates, we may lower our duration to neutral or slightly below neutral. However, it's important to note that the fund is not managed according to interest rates. It is credit and industry selection that we expect to be tantamount to the fund's ability to outperform in the coming months. We believe that inflation is well under control and expect that to remain the case throughout the next 12 months. The Fed should continue to be a positive

Portfolio Manager's Report continued
--------------------------------------------------------------------------------

influence on the markets and has room left for continued easing.

     In this type of environment there should be a narrowing of spreads in all corporate bonds. We plan, therefore, to maintain our exposure in A and BBB rated issues. Once credit quality bottoms out, we may increase our high yield position as we see opportunities.

     We also intend to increase our exposure to cyclical companies such as industrials, paper and metals. The strength of the economy would determine the extent of our increase. Should the Fed slow or cease interest rate cuts, we would expect to decrease our exposure to the financial industry.

     As always, we will carefully study market trends and analyze issues, acting on the fund's objective and our convictions to reduce risk and enhance performance.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are as of 6/30/01 and are subject to change.

Investing in high yield bonds involves greater credit and other risks not associated with investing in higher quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Lehman Brothers Intermediate BBB Credit Bond Index is an unmanaged group of bonds; it is not available for direct investment.

Liberty Income Bond Fund, Class A is a class of Stein Roe Income Fund.


SR&F INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Portfolio of Investments at June 30, 2001

CORPORATE FIXED INCOME BONDS - 87.9%                                                                          Par           Value
----------------------------------------------------------------------------------------------------------------------------------
U.S. CORPORATE BONDS - 87.0%
CONSTRUCTION - 1.1%
   BUILDING CONSTRUCTION - 1.1%
   Beazer Homes USA, Inc., 8.875%, 4/1/08.....................................................        $ 3,000,000 $     3,015,000
                                                                                                                 ----------------
FINANCE, INSURANCE & REAL ESTATE - 30.2%
   DEPOSITORY INSTITUTIONS - 11.0%
   Abbey National Capital Trust II, 8.963%, 12/29/49..........................................          2,500,000       2,813,225
   Barclays Bank PLC, 7.375%, 6/29/49.........................................................          2,500,000       2,478,000
   Citicorp, 8.040%, 12/15/19 (a).............................................................          4,000,000       4,083,480
   Credit Suisse First Boston London, 7.900%, 12/15/26 (a)....................................          3,500,000       3,563,980
   GS Escrow Corp., 7.125%, 8/1/05............................................................          3,000,000       2,909,160
   Keyot Series 1997-P3 B, 8.350%, 12/25/24...................................................          1,400,000       1,281,875
   Morgan Stanley Dean Witter, 6.100%, 4/15/06................................................          1,500,000       1,496,880
   Merrill Lynch Bank & Trust Co. Cayman Islands, 8.390%, 8/1/01 (a)..........................          3,000,000       3,015,690
   Sovereign Bancorp, Inc., 10.500%, 11/15/06.................................................          1,500,000       1,614,840
   Swiss Bank Corp., 7.375%, 7/15/15..........................................................          4,000,000       4,200,720
   The Export-Import Bank of Korea, 6.375%, 2/15/06...........................................          2,000,000       1,974,500
                                                                                                                 ----------------
                                                                                                                       29,432,350
                                                                                                                 ----------------
   FINANCIAL SERVICES - 8.2%
   ACE Capital Trust II, 9.700%, 4/1/30.......................................................          4,500,000       5,177,115
   Den Norske, 7.729%, 6/29/49................................................................          1,500,000       1,483,890
   Household Finance Co., 6.750%, 5/15/11.....................................................          2,500,000       2,471,200
   LaBranche & Co., Inc., 12.000%, 3/1/07.....................................................          2,000,000       2,250,000
   Orion Power Holdings, Inc., 12.000%, 5/1/10 (a)............................................          1,000,000       1,110,000
   PDVSA Finance Ltd., Series 1-A, 7.400%, 8/15/16............................................          2,500,000       2,100,000
   PDVSA Finance Ltd., Series 1999F 8.750%, 2/15/04...........................................          1,380,000       1,396,574
   Pinnacle Partners, 8.830%, 8/15/04 (a).....................................................          2,750,000       2,827,990
   TP SA Finance BV, 7.750%, 12/10/08 (a).....................................................          3,000,000       2,958,150
                                                                                                                 ----------------
                                                                                                                       21,774,919
                                                                                                                 ----------------
   HOLDING & OTHER INVESTMENT OFFICES - 7.1%
   American Health Properties, Inc., 7.050%, 1/15/02..........................................          3,000,000       3,012,030
   ERAC USA Finance Co., 8.000%, 11/15/11 (a).................................................          3,000,000       3,059,670
   HSBC Holdings PLC, 9.547%, 12/31/49 (a)....................................................          2,500,000       2,814,200
   Meditrust, 7.620%, 9/13/05.................................................................          2,000,000       1,820,000
   Petrobas International Finance, 9.750%, 7/6/11 (a).........................................          1,500,000       1,498,125
   The Prudential Property Separate Account, 6.625%, 4/1/09...................................          3,000,000       2,802,300
   Systems 2001 Asset Trust,
      6.664%, 9/15/13.........................................................................          1,750,000       1,754,025
      7.156%, 12/15/11........................................................................          2,250,000       2,267,550
                                                                                                                 ----------------
                                                                                                                       19,027,900
                                                                                                                 ----------------
   INSURANCE CARRIERS - 2.3%
   Florida Windstorm Underwriting Association, 7.125%, 2/25/19 (a)............................          2,000,000       1,974,380
   The Prudential Property Separate Account, 7.125%, 7/1/07...................................          4,000,000       4,030,160
                                                                                                                 ----------------
                                                                                                                        6,004,540
                                                                                                                 ----------------
   REAL ESTATE - 0.7%
   Property Trust of America, 6.875%, 2/15/08.................................................          1,750,000       1,761,918
                                                                                                                 ----------------
   SECURITY BROKERS & DEALERS - 0.9%
   Broad Index Secured Trust Offering,
         Series 1997 1A, Class B, 9.500%, 12/31/02............................................          3,000,000       2,400,000
                                                                                                                 ----------------



-4-



SR&F INCOME PORTFOLIO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2001

CORPORATE FIXED INCOME BONDS CONTINUED                                                                        Par           Value
----------------------------------------------------------------------------------------------------------------------------------
U.S. CORPORATE BONDS CONTINUED
MANUFACTURING - 11.6%
   CHEMICALS & ALLIED PRODUCTS - 1.9%
   Eastman Chemical Co., 7.625%, 6/15/24......................................................        $ 3,000,000  $    2,993,130
   Lyondell Chemical Co., 9.750%, 9/4/03 (a)..................................................          2,000,000       2,035,000
                                                                                                                 ----------------
                                                                                                                        5,028,130
                                                                                                                 ----------------
   ELECTRONIC & ELECTRICAL EQUIPMENT - 0.6%
   L-3 Communications Corp., 10.375%, 5/1/07..................................................          1,500,000       1,582,500
                                                                                                                 ----------------
   FOOD & KINDRED PRODUCTS - 3.9%
   Coca-Cola Bottling Co. Consolidated, Series A 8.560%, 2/26/02..............................          2,000,000       2,047,560
   Hormel Foods Corp., 6.625%, 6/1/11 (a).....................................................          1,625,000       1,607,986
   Kellogg Co., 6.600%, 4/1/11................................................................          3,250,000       3,174,242
   Panamerican Beverages, Inc., 7.250%, 7/1/09................................................          2,000,000       1,884,520
   Pepsi-Gemex SA, 9.750%, 3/30/04............................................................          1,500,000       1,590,000
                                                                                                                 ----------------
                                                                                                                       10,304,308
                                                                                                                 ----------------
   MACHINERY & COMPUTER EQUIPMENT - 0.8%
   Cincinnati Milacron, Inc., 8.375%, 3/15/04.................................................          2,000,000       2,045,660
                                                                                                                 ----------------
   MISCELLANEOUS MANUFACTURING - 1.9%
   Briggs & Stratton, 8.875%, 3/15/11 (a).....................................................            850,000         845,886
   Spear Leeds & Kellogg L.P., 8.250%, 8/15/05 (a)............................................          4,000,000       4,300,880
                                                                                                                 ----------------
                                                                                                                        5,146,766
                                                                                                                 ----------------
   PRINTING & PUBLISHING - 1.1%
   Primedia, Inc., 8.875%, 5/15/11............................................................          1,250,000       1,175,000
   Viacom, Inc., 7.875%, 7/30/30..............................................................          1,750,000       1,834,858
                                                                                                                 ----------------
                                                                                                                        3,009,858
                                                                                                                 ----------------
   TOBACCO PRODUCTS - 1.1%
   UST, Inc., 8.800%, 3/15/05.................................................................          3,000,000       3,071,160
                                                                                                                 ----------------
   TRANSPORTATION EQUIPMENT - 0.3%
   Derlan Manufacturing, Inc., 10.000%, 1/15/07...............................................          1,019,000         947,670
                                                                                                                 ----------------
MINING & ENERGY - 6.1%
   OIL & GAS EXTRACTION - 4.5%
   Husky Oil Ltd., 8.900%, 8/15/28............................................................          3,000,000       3,047,130
   Noble Drilling Corp., 7.500%, 3/15/19......................................................          3,500,000       3,454,465
   Pemex Project Funding Master Trust, 9.125%, 10/13/10 (a)...................................            750,000         790,950
   YPF Sociedad Anonima, 7.500%, 10/26/02.....................................................          1,611,319       1,609,305
   Yosemite Securities Trust I, 8.250%, 11/15/04 (a)..........................................          3,000,000       3,092,250
                                                                                                                 ----------------
                                                                                                                       11,994,100
                                                                                                                 ----------------
   OIL & GAS FIELD SERVICES - 1.6%
   SISI LLC, 8.875%, 5/15/11..................................................................          1,750,000       1,750,000
   Tosco Corp., 8.125%, 2/15/30...............................................................          2,400,000       2,610,432
                                                                                                                 ----------------
                                                                                                                        4,360,432

                                                                                                                 ----------------
RETAIL TRADE - 0.6%
   GENERAL MERCHANDISE STORES - 0.6%
   Buhrmann US, Inc., 12.250%, 11/1/09........................................................          1,750,000       1,732,500
                                                                                                                 ----------------
SERVICES - 11.9%
   AMUSEMENT & RECREATION - 1.3%
   Harrahs Entertainment, Inc., 7.125%, 6/1/07 (a)............................................          2,750,000       2,721,455
   Six Flags, Inc., 9.500%, 2/1/09 (a)........................................................            750,000         751,875
                                                                                                                 ----------------
                                                                                                                        3,473,330
                                                                                                                 ----------------


-5-


SR&F INCOME PORTFOLIO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2001

CORPORATE FIXED INCOME BONDS CONTINUED                                                                        Par           Value
----------------------------------------------------------------------------------------------------------------------------------
U.S. CORPORATE BONDS CONTINUED
SERVICES CONTINUED
   BUSINESS SERVICES - 1.2%
   DynCorp, Inc., 9.500%, 3/1/07..............................................................        $ 1,000,000 $       940,000
   Iron Mountain, Inc., 10.125%, 10/1/06......................................................          2,000,000       2,120,000
                                                                                                                 ----------------
                                                                                                                        3,060,000
                                                                                                                 ----------------
   HEALTH SERVICES - 4.3%
   Allegheny Energy Supply, 7.800%, 3/15/11 (a)...............................................            750,000         755,385
   HCA - The Healthcare Co., 7.125%, 6/1/06...................................................          4,000,000       3,945,400
   HCA-The Healthcare Co., 8.750%, 9/1/10.....................................................          1,550,000       1,650,750
   HCR Manor Care, 8.000%, 3/1/08 (a).........................................................            750,000         743,880
   Quest Diagnostic, Inc., 7.500%, 7/12/11....................................................          1,000,000         994,990
   Triad Hospitals, Inc., 8.750%, 5/1/09......................................................            575,000         583,625
   Universal Health Services, Inc., 8.750%, 8/15/05...........................................          2,800,000       2,800,000
                                                                                                                 ----------------
                                                                                                                       11,474,030
                                                                                                                 ----------------
   HOTELS, CAMPS & LODGING - 5.1%
   Hyatt Equities LLC, 7.000%, 5/15/02 (a)....................................................          5,000,000       5,056,500
   Marriott International, Inc., 6.875%, 11/15/05.............................................          5,000,000       5,039,800
   Prime Hospitality Corp., 9.750%, 4/1/07....................................................          3,500,000       3,570,000
                                                                                                                 ----------------
                                                                                                                       13,666,300
                                                                                                                 ----------------

TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 24.6%
   AIR TRANSPORTATION - 3.7%
   Air 2 US, 8.027%, 10/1/19 (a)..............................................................          2,615,004       2,740,498
   American Airlines, Inc., Pass Through Certificates, Series 91-A, 9.710%, 1/2/07............          2,242,471       2,315,262
   Continental Airlines, Inc., Pass Through Certificates, Series 97-CI, 7.420%, 4/1/07........            773,059         790,878
   Delta Air Lines, Inc., 7.779%, 11/18/05....................................................          3,750,000       3,925,050
                                                                                                                 ----------------
                                                                                                                        9,771,688
                                                                                                                 ----------------
   CABLE - 1.8%
   CSC Holdings, Inc., 7.875%, 2/15/18........................................................          3,750,000       3,430,237
   Continental Cablevision, Inc., 8.875%, 9/15/05.............................................          1,200,000       1,305,336
                                                                                                                 ----------------
                                                                                                                        4,735,573
                                                                                                                 ----------------
   COMMUNICATIONS - 2.0%
   Century Communications Corp., 9.750%, 2/15/02..............................................          1,850,000       1,850,000
   Mirant Corp., 7.900%, 7/15/09..............................................................          3,500,000       3,438,785
                                                                                                                 ----------------
                                                                                                                        5,288,785
                                                                                                                 ----------------
   ELECTRIC, GAS & SANITARY SERVICES - 3.1%
   Allied Waste North American 8.875%, 4/1/08 (a).............................................            500,000         515,625
   CMS Energy Corp., 8.375%, 7/1/03...........................................................          5,000,000       5,041,050
   National Power Corp., 9.000%, 7/5/02 (a)...................................................          1,500,000       1,512,210
   Waste Management, Inc., 7.375%, 8/1/10.....................................................          1,250,000       1,251,875
                                                                                                                 ----------------
                                                                                                                        8,320,760
                                                                                                                 ----------------
   ELECTRIC SERVICES - 5.2%
   AES Eastern Energy, L.P., 9.670%, 1/2/29...................................................          1,250,000       1,245,225
   Edison, 9.875%, 4/15/11....................................................................            500,000         473,750
   Endesa-Chile Overseas Co., 8.500%, 4/1/09..................................................          2,000,000       2,010,660
   Israel Electric Corp., Ltd., 7.950%, 5/30/11...............................................          3,500,000       3,534,930
   PSE&G Energy Holdings, 8.500%, 6/15/11.....................................................          2,125,000       2,111,039
   Texas Utilities Electric Co. 9.750%, 5/1/21................................................          2,000,000       2,095,360
   The AES Corp., 8.750%, 6/15/08.............................................................          1,250,000       1,231,250
   The AES Corp., 9.500%, 6/1/09..............................................................          1,000,000       1,020,000
                                                                                                                 ----------------
                                                                                                                       13,722,214
                                                                                                                 ----------------
   ELECTRONIC INSTRUMENTS & CONTROLS - 0.4%
   AMETEK, Inc., 7.200%, 7/15/08 (a)..........................................................          1,000,000         958,050
                                                                                                                 ----------------


-6-



SR&F INCOME PORTFOLIO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------

June 30, 2001
CORPORATE FIXED INCOME BONDS CONTINUED                                                                        Par           Value
----------------------------------------------------------------------------------------------------------------------------------
U.S. CORPORATE BONDS CONTINUED
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES CONTINUED
   TELECOMMUNICATION - 8.0%
   AOL Time Warner, Inc., 7.625%, 4/15/31.....................................................        $ 2,750,000  $    2,750,027
   AT&T Wireless, 8.750%, 3/1/31 (a)..........................................................          2,750,000       2,877,875
   Frontier Corp., 7.250%, 5/15/04............................................................          5,000,000       4,050,000
   Rogers Wireless, Inc., 9.625%, 5/1/11......................................................          3,175,000       3,175,000
   Rogers Cantel, Inc., 9.375%, 6/1/08........................................................          3,000,000       2,970,000
   Telus Corp., 8.000%, 6/1/11................................................................          1,800,000       1,831,626
   WorldCom, Inc., 8.250%, 5/15/31............................................................          3,700,000       3,637,581
                                                                                                                 ----------------
                                                                                                                       21,292,109
                                                                                                                 ----------------
   TRANSPORTATION SERVICES - 0.4%
   Stagecoach Holdings PLC, 8.625%, 11/15/09..................................................          1,200,000       1,110,840
                                                                                                                 ----------------
WHOLESALE TRADE - 0.9%
   NONDURABLE GOODS - 0.9%
   Lilly Del Mar, Inc., 7.717%, 8/1/29 (a)....................................................          2,250,000       2,337,682
                                                                                                                 ----------------
TOTAL U.S. CORPORATE BONDS
   (cost of $230,696,538)........................................................................                     231,851,072
                                                                                                                 ----------------
FOREIGN CORPORATE BONDS - 0.9%
   DEPOSITORY INSTITUTIONS - 0.9%
   Sanwa Bank Ltd., 7.400%, 6/15/11 (cost of $2,478,696).........................................       2,500,000       2,414,650
                                                                                                                 ----------------
TOTAL CORPORATE FIXED INCOME BONDS
   (cost of $233,175,234)........................................................................                     234,265,722
                                                                                                                 ----------------

----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BONDS- 6.8%
   FOREIGN GOVERNMENT BONDS - 4.0%
   Comtel Brasileira Ltd., 10.750%, 9/26/04 (a)...............................................          2,000,000       1,963,125
   Republic of Panama, 7.875%, 2/13/02 (a)....................................................          2,000,000       2,033,000
   State Of Qatar, 9.750%, 6/15/30 (a)........................................................          2,750,000       3,107,720
   United Mexican States:
      8.375%, 1/14/11............................................................................       1,750,000       1,767,500
      9.875%, 2/1/10.............................................................................       1,500,000       1,648,500
                                                                                                                   --------------
                                                                                                                       10,519,845
                                                                                                                   --------------
   U.S. GOVERNMENT BONDS - 2.8%..
   U. S. Treasury Bond 6.250%, 5/15/30...........................................................       3,200,000       3,389,472
   U. S. Treasury Notes
      5.000%, 2/15/11............................................................................       2,200,000       2,134,330
      5.375%, 2/15/31............................................................................       2,100,000       1,989,750
                                                                                                                   --------------
                                                                                                                        7,513,552
                                                                                                                   --------------
TOTAL GOVERNMENT OBLIGATIONS
   (cost of $17,509,524).........................................................................                      18,033,397
                                                                                                                 ----------------

----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES- 1.5%
----------------------------------------------------------------------------------------------------------------------------------
   Option One Mortgage Securities Corp., Series 1999-B, Class 2A, 9.660%, 3/26/29................       1,435,554       1,427,704
   Standard Chartered Bank, 8.000%, 5/30/31......................................................       2,500,000       2,518,600
                                                                                                                 ----------------
TOTAL ASSET BACKED SECURITIES
   (cost of $3,915,054)..........................................................................                       3,946,304
                                                                                                                 ----------------
----------------------------------------------------------------------------------------------------------------------------------


-7-



SR&F INCOME PORTFOLIO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2001

SHORT-TERM OBLIGATIONS - 1.9%                                                                                 Par           Value
----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 1.9%
   UBS Financial Corp., 4.140% (c), 7/2/01 (cost of $5,124,411)..................................    $ 5,125,000      $ 5,124,411
                                                                                                                 ----------------

----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.1%
    (cost of $259,724,223) (b)...................................................................                     261,369,834

----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 1.9%...........................................................                       5,069,184
                                                                                                                 ----------------
NET ASSETS - 100.0%..............................................................................                    $266,439,018
                                                                                                                 ================

----------------------------------------------------------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
----------------------------------------------------------------------------------------------------------------------------------
(a)  These securities are exempt from registration under Rule 144A of the
     Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $67,653,497, which represents
     25.4% of net assets.
(b)  At June 30, 2001, the cost of investments for federal income tax purposes is $259,766,247.
(c)  Represents yield at time of purchase.


See accompanying Notes to Financial Statements.


SR&F INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2001
ASSETS
Investments, at value (cost of $259,724,223)....................................................................     $261,369,834
Receivable for:
   Investments sold.............................................................................................        5,790,977
   Interest.....................................................................................................        5,149,170
                                                                                                                 ----------------
   Total assets.................................................................................................      272,309,981
                                                                                                                 ----------------
LIABILITIES
Payable for:
   Investments purchased........................................................................................        3,617,474
   Payable due to custodian bank................................................................................        2,171,945
   Management fee...............................................................................................           62,611
   Bookkeeping fee..............................................................................................            2,357
   Transfer agent fee...........................................................................................              501
   Trustees' fee................................................................................................            8,094
Other liabilities...............................................................................................            7,981
                                                                                                                 ----------------
   Total liabilities............................................................................................        5,870,963
                                                                                                                 ----------------
   NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTEREST......................................................     $266,439,018
                                                                                                                 ================


See accompanying Notes to Financial Statements.



-9-



SR&F INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Statement of Operations
For the Year Ended June 30, 2001

INVESTMENT INCOME
Interest income.................................................................................................      $20,000,634
                                                                                                                  ---------------
EXPENSES
Management fee..........................................................................            $1,189,218
Transfer agent fee......................................................................                 6,001
Bookkeeping fee.........................................................................                29,877
Trustees' fee...........................................................................                18,774
Custody fee.............................................................................                15,483
Other expenses..........................................................................                43,054
                                                                                                 --------------
   Total Expenses.......................................................................             1,302,407
Custody credits earned..................................................................                (7,580)
                                                                                                 --------------
   Net Expenses.........................................................................                                1,294,827
                                                                                                                  ---------------
   Net Investment Income................................................................                               18,705,807
                                                                                                                  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on investments................................................................................          632,780
Net change in unrealized appreciation/depreciation on investments ..............................................        9,234,843
                                                                                                                  ---------------
   Net Gain.....................................................................................................        9,867,623
                                                                                                                  ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS......................................................................      $28,573,430
                                                                                                                  ===============


See accompanying Notes to Financial Statements.



-10-



SR&F INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                                                                                             YEAR             YEAR
                                                                                                            ENDED            ENDED
                                                                                                         JUNE 30,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                                                            2001             2000
                                                                                                  --------------- ----------------
OPERATIONS
Net investment income...........................................................................    $  18,705,807    $  19,977,293
Net realized gain (loss) on investments.........................................................          632,780       (8,592,390)
Net change in unrealized appreciation/depreciation on investments...............................        9,234,843        1,135,806
                                                                                                  --------------- ----------------
   Net Increase from Operations.................................................................       28,573,430       12,520,709
                                                                                                  --------------- ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions...................................................................................       48,850,061       73,664,842
Withdrawals.....................................................................................      (38,926,743)    (154,954,281)
                                                                                                  --------------- ----------------
   Net Increase (Decrease) from Transactions in Investors' Beneficial Interest..................        9,923,318      (81,289,439)
                                                                                                  --------------- ----------------
   Total Increase (Decrease) in Net Assets......................................................       38,496,748      (68,768,730)

NET ASSETS
Beginning of period.............................................................................      227,942,270      296,711,000
                                                                                                  --------------- ----------------
End of period...................................................................................     $266,439,018     $227,942,270
                                                                                                  =============== ================


See accompanying Notes to Financial Statements.


STEIN ROE INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2001
ASSETS
Investment in Portfolio, at value...............................................................................     $266,347,016
Receivable for:
   Fund shares sold.............................................................................................          299,460
Other assets....................................................................................................            4,474
                                                                                                                 ----------------
   Total assets.................................................................................................      266,650,950
                                                                                                                 ----------------
LIABILITIES
Payable for:
   Fund shares repurchased......................................................................................          323,527
   Distributions................................................................................................          147,812
     Administration fee.........................................................................................           28,436
     Transfer agent fee.........................................................................................           31,254
     Bookkeeping fee............................................................................................            4,996
Other liabilities...............................................................................................           22,504
                                                                                                                 ----------------
   Total liabilities............................................................................................          558,529
                                                                                                                 ----------------
NET ASSETS......................................................................................................     $266,092,421
                                                                                                                 ================
COMPOSITION OF NET ASSETS
Paid in capital.................................................................................................     $283,205,497
Overdistributed net investment income...........................................................................          (23,252)
Accumulated net realized loss on investments allocated from Portfolio...........................................      (18,734,910)
Net unrealized appreciation on investments allocated from Portfolio.............................................        1,645,086
                                                                                                                 ----------------
NET ASSETS......................................................................................................     $266,092,421
                                                                                                                 ================
Net asset value and redemption price per share - Class A ($1,135/119)...........................................     $       9.54
                                                                                                                 ================
Maximum offering price per share - Class A ($9.54/0.9425).......................................................     $      10.12
                                                                                                                 ================
Net assets value, offering and redemption price per share - Class S ($266,091,286/27,881,955)...................     $       9.54
                                                                                                                 ================


See accompanying Notes to Financial Statements.


STEIN ROE INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
Statement of Operations
For the Year Ended June 30, 2001 (a)

INVESTMENT INCOME
Interest allocated from Portfolio...............................................................................      $19,993,514
                                                                                                                  ---------------
EXPENSES
Expenses allocated from Portfolio.......................................................            $1,294,367
Administration fee......................................................................               329,118
Service fee- Class A....................................................................                     2
Transfer agent fee......................................................................               356,752
Bookkeeping fee.........................................................................                31,914
Trustees' fee...........................................................................                12,192
Custody fee.............................................................................                 1,773
Registration Fee........................................................................                30,174
Other expenses..........................................................................                53,486
                                                                                                 -------------
   Total Expenses.......................................................................                                2,109,778
                                                                                                                  ---------------
   Net Investment Income................................................................                               17,883,736
                                                                                                                  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   ALLOCATED FROM PORTFOLIO
Net realized gain on investments allocated from Portfolio.......................................................          657,654
Net change in unrealized appreciation/depreciation on investments allocated from Portfolio......................        9,206,317
                                                                                                                  ---------------
   Net Gain.....................................................................................................        9,863,971
                                                                                                                  ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS......................................................................      $27,747,707
                                                                                                                  ===============

(a) Class A shares were initially offered on July 31, 2000.




See accompanying Notes to Financial Statements.



-13-



Stein Roe Income Fund
----------------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                                             YEAR             YEAR
                                                                                                            ENDED            ENDED
                                                                                                         JUNE 30,         JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                                                          2001(a)            2000
                                                                                                 ---------------- ----------------
OPERATIONS:
Net investment income...........................................................................     $ 17,883,736     $ 19,114,109
Net realized gain (loss) on investments allocated from Portfolio................................          657,654       (8,589,730)
Net change in unrealized appreciation/depreciation on investments
   allocated from Portfolio.....................................................................        9,206,317        1,161,205
                                                                                                 ---------------- ----------------
   Net Increase from Operations.................................................................       27,747,707       11,685,584
                                                                                                 ---------------- ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Class A............................................................              (67)              --
From net investment income - Class S............................................................      (17,944,892)     (19,158,023)
                                                                                                 ---------------- ----------------
   Total Distributions to Shareholders..........................................................      (17,944,959)     (19,158,023)
                                                                                                 ---------------- ----------------
SHARE TRANSACTIONS:
Subscriptions--Class A...........................................................................           1,029               --
Distributions reinvested--Class A................................................................              67               --
                                                                                                 ---------------- ----------------
   Net Increase--Class A.........................................................................           1,096               --
                                                                                                 ---------------- ----------------
Subscriptions--Class S...........................................................................      75,617,322      100,059,813
Distributions reinvested--Class S................................................................      16,541,656       16,333,020
Redemptions--Class S.............................................................................     (62,960,525)    (176,470,270)
                                                                                                 ---------------- ----------------
   Net Increase (Decrease)--Class S..............................................................      29,198,453      (60,077,437)
                                                                                                 ---------------- ----------------
   Net Increase (Decrease) from Share Transactions..............................................       29,199,549      (60,077,437)
                                                                                                 ---------------- ----------------
   Total Increase (Decrease) in Net Assets......................................................       39,002,297      (67,549,876)
NET ASSETS
Beginning of period.............................................................................      227,090,124      294,640,000
                                                                                                 ---------------- ----------------
End of period ..................................................................................     $266,092,421     $227,090,124
                                                                                                 ================ ================
Undistributed (overdistributed) net investment income...........................................     $    (23,252)    $     34,796
                                                                                                 ================ ================
CHANGES IN SHARES OF BENEFICIAL INTEREST:
Subscriptions--Class A...........................................................................             112               --
Issued for distributions reinvested- Class A....................................................                7               --
                                                                                                 ---------------- ----------------
   Net Increase--Class A.........................................................................             119               --
                                                                                                 ---------------- ----------------
Subscriptions--Class S...........................................................................       7,999,523       10,850,719
Issued for distributions reinvested--Class S.....................................................       1,764,082        1,773,633
Redemptions--Class S.............................................................................      (6,700,179)     (19,125,603)
                                                                                                 ---------------- ----------------
   Net Increase (Decrease)--Class S..............................................................       3,063,426       (6,501,251)
                                                                                                 ---------------- ----------------
   Total Increase (Decrease) in Shares of Beneficial Interest...................................        3,063,545       (6,501,251)
                                                                                                 ---------------- ----------------

(a) Class A shares were initially offered on July 31, 2000.


See accompanying Notes to Financial Statements.

STEIN ROE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2001

NOTE 1. ORGANIZATION

Stein Roe Income Fund - Class S and Liberty Income Bond Fund - Class A are the collective series of shares of Stein Roe Income Fund (the "Fund"), which is a series of Liberty-Stein Roe Funds Income Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Income Portfolio (the "Portfolio").

    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, the Fund contributed approximately $432,720,000 in securities and other assets to the Portfolio, in exchange for beneficial ownership of the Portfolio. On February 4, 1998, Stein Roe Advisor Income Fund contributed cash of $100,000 to its Portfolio. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At June 30, 2001, the Fund owned 100% of the Portfolio.

    The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares:
Class A and Class S. Class S shares are offered continuously at net asset value. Class A has its own sales charge and expense structure, please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class S are presented in a separate semi-annual report.

--------------------------------------------------------------------------------
NOTE 2. SIGNIFICANT ACCOUNTING PRINCIPLES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting principles consistently followed by the Fund and Portfolio in preparation of their financial statements.

SECURITY VALUATIONS AND TRANSACTIONS

Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities. Other assets are valued by a method that the Board of Trustees believes represents a fair value.

    Investment transactions are accounted for on trade date. Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. Neither the Fund nor the Portfolio had when-issued or delayed delivery purchase commitments as of June 30, 2001.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than the Class A 12b-1 service fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

INVESTMENT TRANSACTIONS & INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date and interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

    Effective July 1, 2001, the Portfolio will adopt the provisions of the AICPA Audit and Accounting guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets, but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Portfolio currently has not determined the impact of the adoption of the new accounting policy.

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

    The Fund intends to utilize provisions of the federal income tax law, which allow it to carry a realized capital loss forward for up to eight years following the year of the loss and offset such losses against any future realized gains. At June 30, 2001, the Fund had a capital loss carryforward as follows:

         Capital Loss Carryforward    Year of Expiration
         --------------------------   -------------------
                $17,211,007                2002-2009


DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.

    The amount and character of income and gains to be distributed in accordance with income tax regulations, may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

    The following reclassifications have been made to the financial statements.

                                  INCREASE (DECREASE)
--------------------------------------------------------------------------------
                        OVERDISTRIBUTED           ACCUMULATED
                         NET INVESTMENT          NET REALIZED
 PAID IN CAPITAL                 INCOME                  LOSS
--------------------------------------------------------------------------------
     $(3,185)                 $3,175                    $10


    These differences are primarily due to market adjustments. Net investment income, net realized gains (losses) and net asset were not affected by this reclassification.

    Additionally, $1,481,869 of net capital losses attributable to security transactions incurred after October 31, 2000 are treated as arising on July 1, 2001, the first day of the Fund's taxable year.

--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO COMPOSITION

The Portfolio invests principally in medium-quality debt securities. See the Portfolio of Investments for information regarding individual securities as well as industry diversification.

--------------------------------------------------------------------------------
NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT & ADMINISTRATIVE FEES

The Fund and the Portfolio pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager. The management fee for the Portfolio is 0.50% of the first $100 million of average daily net assets and 0.475% thereafter.

    The administrative fee for the Fund is computed at an annual rate of 0.15% of the first $100 million of average daily net assets and 0.125% thereafter.

BOOKKEEPING FEES

The Advisor provides bookkeeping and pricing services to the Fund and Portfolio for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Fund's and Portfolio's average daily net assets over $50 million.

TRANSFER AGENT FEES

Transfer agent fees are paid to Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor. The Transfer Agent provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses. The Transfer Agent receives a fixed fee of $6,000 annually from the Portfolio. For more information on the Transfer Agent fee applicable to Class A shares, please refer to the Fund's prospectus.

CLASS A SERVICE FEE

    Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. The Fund has adopted a 12b-1 plan (the "Plan") which requires it to pay the Distributor a monthly service fee equal to 0.25% annually on Class A net assets as of the 20th of the month.

    The fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

OTHER

Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

--------------------------------------------------------------------------------
NOTE 5. INVESTMENT TRANSACTIONS

During the year ended June 30, 2001, purchases and sales of investments, other than short-term obligations, were $327,705,671 and $300,831,306, respectively. During the year ended June 30, 2001, purchases and sales of long-term U.S. Government securities were $94,159,752 and $91,184,922, respectively.

Unrealized appreciation (depreciation) at June 30, 2001 for federal income tax purposes for the Portfolio was:

     Gross unrealized appreciation             $   5,774,148
     Gross unrealized depreciation                (4,170,561)
                                               -------------
       Net unrealized appreciation             $   1,603,587
                                               =============

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SR&F INCOME PORTFOLIO

Selected data for a share outstanding throughout each period is as follows:


                                                                                                             PERIOD
                                                                          YEARS ENDED JUNE 30,                ENDED
                                                              -----------------------------------------     JUNE 30,
                                                                 2001           2000           1999          1998(a)
                                                               ----------     ----------    -----------   -----------
SELECTED RATIOS
Ratio of net expenses to average net assets (d)..............    0.53%          0.52%          0.50%         0.51%(b)
Ratio of net investment income to average net assets (d).....    7.63%          7.91%          7.17%         7.23%(b)
Portfolio turnover rate......................................     128%           205%           203%           77%(c)

(a) From commencement of operations on February 2, 1998.
(b) Annualized.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
LIBERTY INCOME BOND FUND - CLASS A

Selected data for a share outstanding throughout the period is as follows:

                                                                PERIOD
                                                                 ENDED
                                                              JUNE 20,
                                                              2001 (a)
                                                        --------------
NET ASSET VALUE, BEGINNING OF PERIOD...................        $  9.21
                                                           -----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (b)...........................           0.61
   Net realized and unrealized gains on investments....           0.32
                                                           -----------
      Total from Investment Operations.................           0.93
                                                           -----------
DISTRIBUTIONS
   From net investment income..........................          (0.60)
                                                           -----------
NET ASSET VALUE, END OF PERIOD.........................        $  9.54
                                                           ===========
Total return (c).......................................         10.41%(d)

RATIOS TO AVERAGE NET ASSETS
Expenses ..............................................          1.12%(e)
Net investment income .................................          7.08%(e)
Net assets end of period (000's).......................        $     1


(a) From commencement of operations on July 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or deferred sales charge.
(d) Not annualized.
(e) Annualized.



-19

REPORT OF ERNST & Young LLP, Independent Auditors
--------------------------------------------------------------------------------
TO THE TRUSTEES OF LIBERTY-STEIN ROE FUNDS INCOME TRUST AND THE LIBERTY INCOME BOND FUND - CLASS A SHAREHOLDERS OF STEIN ROE INCOME FUND AND THE TRUSTEES OF SR&F BASE TRUST AND HOLDERS OF INVESTORS' BENEFICIAL INTERESTS OF SR&F INCOME PORTFOLIO

We have audited the accompanying statement of assets and liabilities of Stein Roe Income Fund (a series of Liberty-Stein Roe Funds Income Trust), as of June 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the period indicated therein and the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F Income Portfolio (a series of SR&F Base Trust) as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of Liberty-Stein Roe Funds Income Trust and SR&F Base Trust at June 30, 2001, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 22, 2001


-20

TRUSTEE & TRANSFER AGENT
--------------------------------------------------------------------------------

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial
Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Inc.; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)



IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Income Bond Fund, Class A is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Income Bond Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Income Bond Fund, Class A

                               Give me Liberty.(R)

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.


Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Income Bond Fund, Class A  Annual Report, June 30, 2001


[LIBERTY FUNDS LOGO]
ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

Liberty Funds Distributor, Inc.(C)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com




PRSRT STD
U.S. POSTAGE
PAID
HOLLISTON, MA
PERMIT NO. 20



                                                 751-02/457G-0601 (6/01) 01/1621